UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 16, 2006 to October 16, 2006


Commission File Number of issuing entity: 333-117573-04

                   Origen Manufactured Housing Contract Trust
                      Collateralized Notes, Series 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-117573

                       Origen Residential Securities, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)

                             Origen Financial L.L.C.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-1370314
                            -------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                             (if Section 12(b))
Title of class
  A-1 Notes       [   ]           [   ]           [ x ]            [   ]
  A-2 Notes       [   ]           [   ]           [ x ]            [   ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 14, 2006 a revision was made to the October 16, 2006 Monthly Report, distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A.

         The revised monthly report is attached as Exhibit 99.1 to this Form 10-D/A.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         Revised Monthly Report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A relating to the October 16, 2006 distribution and Item 601 of Regulation S-K, is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Origen Manufactured Housing Contract Trust
                                Collateralized Notes, Series 2006-A

                      By:       Origen Financial L.L.C.

                                /s/ W. Anderson Geater, Jr.
                                ---------------------------
                      Name:     W. Anderson Geater, Jr.

                      Title:    Chief Financial Officer

                      Date:     November 22, 2006

EXHIBIT INDEX

Exhibit Number  Description

99.1 Revised Monthly Report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A relating to the October 16, 2006 distribution.


                                     EX-99.1
 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A
                                October 16, 2006

                                Table of Contents
    Distribution Report ................................................. 2
    Factor Report ....................................................... 2
    Delinquency Totals .................................................. 3
    Repossession Totals ................................................. 4
    Bankruptcy Group Total Report ....................................... 4


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:

                                 Rafael Martinez
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                              600 Travis, 9th Floor
                                Houston, TX 77002
                    Tel: (713) 216-4391 / Fax (713) 216-4880
                     Email: RAFAEL.TEXAS.MARTINEZ@CHASE.COM

                         Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A
                                                        October 16, 2006
                                                           RESTATEMENT
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL             BEGINNING                                                                               ENDING
            FACE                 PRINCIPAL                                                        REALIZED  DEFERRED     PRINCIPAL
CLASS       VALUE                BALANCE          PRINCIPAL        INTEREST        TOTAL          LOSSES    INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       102,596,000.00    100,042,136.73    2,156,937.55       472,087.73    2,629,025.28       0.00        0.00     97,885,199.18
A2        98,050,000.00     98,050,000.00            0.00       445,631.80      445,631.80       0.00        0.00     98,050,000.00
CERT               0.00              0.00            0.00       112,768.21      112,768.21       0.00        0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   200,646,000.00    198,092,136.73    2,156,937.55     1,030,487.74    3,187,425.29       0.00        0.00    195,935,199.18
-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                            ENDING              INTEREST
CLASS        CUSIP        PRINCIPAL        PRINCIPAL         INTEREST        TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1          68620BAA0      975.10757466    21.02360277     4.60142433     25.62502710       954.08397189          5.480000%
A2          68620BAB8    1,000.00000000     0.00000000     4.54494442      4.54494442     1,000.00000000          5.278000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     987.27179575    10.74996536     5.13584991     15.88581527       976.52183039
-----------------------------------------------------------------------------------------------------------------------------------

                        Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A
                                                       October 16, 2006
                                                          RESTATEMENT


                        Beginning Collection Period                                                                        09/01/06
                        Ending Collection Period                                                                           09/30/06
                        Distribution Date                                                                                  10/16/06

                        Actual Available for Distribution                                                              3,278,435.80

Section 7.05(a)(i)      Principal Payment Allocable to Holders                                                         2,156,937.55

Section 7.05(a)(ii)     Interest Payment Allocable to Holders                                                            917,719.53

Section 7.05(a)(iii)    Servicing Fee                                                                                    233,526.66
                        Indenture Trustee Fee                                                                              3,103.15
                        Indenture Trustee Expenses                                                                             0.00
                        Owner Trustee Fee                                                                                      0.00
                        Broker Agent Fee                                                                                  20,427.08
                        Auction Agent Fee                                                                                  1,500.00

Section 7.05(a)(iv)     Note Insurer Premium                                                                              40,819.83

                        Swap Fixed Payment                                                                               934,348.33
                        Swap Floating Payment                                                                            909,187.88
                        Swap Payment In                                                                                        0.00
                        Swap Payment Out                                                                                  25,160.45

Section 7.05(a)(v)      Beginning Balance of Contracts                                                               222,377,475.07
                        Ending Balance of Contracts                                                                  220,595,614.69

Section 7.05(a)(v)      Beginning Number of Contracts                                                                         4,067
Section 7.05(a)(v)      Ending Number of Contracts                                                                            4,040
                        Weighted Average Remaining Maturity - Original                                                       239.09
                        Weighted Average Remaining Term - Current                                                            227.03
                        Weighted Average Contract Rate:                                                                      9.400%

Section 7.05(a)(vi)     Number and Aggregate Principal Amounts of Contracts in Delinquency inlcuding Repossessions

                        Delinquency Totals
                        Group Totals
                        Period             Number       Principal Balance      Percentage
                        30-59 days           60           2,106,178.37            0.95%
                        60-89 days           12             410,213.92            0.19%
                        90+days               1              69,253.54            0.03%
                        Total                73           2,585,645.83            1.17%

                        Number and Aggregate Principal Amounts of Contracts Repossessed During Reporting Period

                        Repossession Totals
                        Number of Loans      Principal Balance       Percentage
                                1                17,040.29              0.01%

                        Number and Aggregate Principal Amounts of Contracts in Inventory

                        Repossession Totals
                        Number of Loans      Principal Balance       Percentage
                                1                17,040.29              0.01%

                        Number and Aggregate Principal Amounts of Contracts in Bankruptcy

                        Bankruptcy Group Total Report
                        Number of Loans      Principal Balance       Percentage
                                6               353,058.50              0.16%

Section 7.05(a)(viii)   Principal Prepayments                                                                          1,264,188.31

                        Liquidation Proceeds                                                                                   0.00

Section 7.05(a)(ix)     Realized Losses
                        Current Period                                                                                       466.04
                        Cumulative                                                                                           466.04

Section 7.05(a)(x)      Adjusted Note Balances
                        Class A                                                                                      198,092,136.73

Section 7.05(a)(xi)     Interest Payment Amount
                        Interest Distribution - A-1                                                                      472,087.73
                        Available Funds Cap Carry-Forward Paid - A-1                                                           0.00
                        Available Funds Cap Carry-Forward Amount Remaining - A-1                                               0.00

                        Interest Distribution - A-2                                                                      445,631.80
                        Available Funds Cap Carry-Forward Paid - A-2                                                           0.00
                        Available Funds Cap Carry-Forward Amount Remaining - A-2                                               0.00

                        Reserve Account Balance                                                                           50,000.00

                        Beginning Balance of Overcollateralization Amount                                             24,285,338.34
Section 7.05(a)(xii)    Overcollateralization Target Amount                                                           24,660,415.51
Section 7.05(a)(xiii)   Overcollateralization Amount                                                                  24,660,415.51

Section 7.05(a)(xiv)    Trust Certificate Distribution                                                                   112,768.21

                        Expense Paid to LLC and DRS                                                                            0.00
                        Servicing Fee Adjustment                                                                          33,661.03
                        Miscellaneous Servicing Expenses                                                                       0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.